Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	MedAvail Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Emerging Growth	false
Entity Central Index Key	0001402479
Amendment Flag	false